Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2023
Share capital and reserves
Summary of changes in warrants

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2021	569,655	$33.10
Granted – October 7, 2022	555,555	10.98
Balance, December 31, 2023 and 2022	1,125,210	$22.31

Schedule of information on warrants outstanding

The following table summarizes information on warrants outstanding at December 31, 2023:

			Remaining
	Number		Contractual
Exercise Price	Outstanding	Expiry date	Life
CAD$42.26	198,333	February 9, 2026	2.11 years
$42.93	270,211	October 15, 2026	2.79 years
$10.53	101,111	October 15, 2026	2.79 years
$10.98	555,555	October 7, 2027	3.77 years
Total	1,125,210		3.15 years

Schedule of the changes in pre-funded warrants

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2021	-	—
Granted – October 7, 2022	400,000	$0.0009
Exercised	(71,223)	$0.0009
Balance, December 31, 2022	328,777	$0.0009
Exercised	(328,777)	$0.0009
Balance, December 31, 2023	-	—

Schedule of changes in finders' warrants

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2021	22,521	$39.61
Granted – October 7, 2022	27,777	10.98
Balance, December 31, 2023 and 2022	50,298	$23.89

Schedule of information on finders' warrants outstanding

The following table summarizes information on finders’ and underwriters warrants outstanding at December 31, 2023:

			Remaining
	Number		Contractual
Exercise Price	Outstanding	Expiry date	Life
CAD$42.30	6,377	February 9, 2026	2.11 years
$42.93	16,144	October 15, 2026	2.79 years
$10.98	27,777	October 7, 2027	3.77 years
Total	50,298		3.25 years

Schedule of fair value of stock options granted was estimated on the date of grant using the Black-Scholes mode

	2023	2022
Dividend yield	Nil	Nil
Annualized volatility	100%	100%
Risk-free interest rate	3.25%	1.44%-3.32%
Expected life	5 years	5 years

Schedule of the changes in stock options for the years

		Weighted
	Number of	Average
	Options	Exercise price (CAD)
Balance, December 31, 2021	67,332	$27.89
Granted – January 12, 2022	14,162	22.86
Granted – June 6, 2022	43,866	14.40
Granted – November 25, 2022	7,776	12.42
Expired	(4,896)	28.67
Balance, December 31, 2022	128,240	$21.75
Granted – December 31, 2023	8,000	2.90
Expired	(32,318)	33.65
Balance, December 31, 2023	103,922	$16.60
Vested and exercisable, December 31, 2023	89,872	$16.54

Schedule of information on stock options outstanding and contractual remaining life

The following table summarizes information on stock options outstanding at December 31, 2023:

	Number	Number		Remaining
Exercise Price (CAD)	Outstanding	Exercisable	Expiry Date	Contractual Life
$14.76	14,669	14,669	June 23, 2025	1.48 years
$25.38	1,419	1,419	August 27, 2025	1.66 years
$29.61	6,624	6,624	January 11, 2026	2.03 years
$16.92	2,366	2,366	May 12, 2026	2.36 years
$21.69	4,732	3,811	July 14, 2026	2.54 years
$22.86	8,085	8,085	December 21, 2026	2.98 years
$22.86	11,940	7,628	January 12, 2027	3.04 years
$14.40	40,533	35,265	June 6, 2027	3.43 years
$12.42	5,554	2,005	November 25, 2027	3.90 years
$2.90	8,000	8,000	December 31, 2028	5.00 years
	103,922	89,872

Schedule of the derivative warrant liabilities

Balance at December 31, 2020	$—
Warrants issued February 9, 2021	4,212,000
Warrants exercised	(335,950)
Fair value reclassified to reserves	(3,506,565)
Warrants issued October 15, 2021	5,998,000
Fair value adjustment	(2,636,391)
Foreign currency translation adjustment	(104,719)
Balance at December 31, 2021	$3,626,375
Warrants issued October 7, 2022	3,714,757
Fair value adjustment	(3,396,137)
Foreign currency translation adjustment	(90,592)
Balance at December 31, 2022	$3,854,403
Reclassified from reserves	318,000
Fair value adjustment	(3,641,403)
Balance at December 31, 2023	$531,000

Schedule of significant on assumptions used in determining the fair value of the derivative warrant liabilities

	December 31,	December 31,	December 31,
	2023	2022	2021
Share price	$2.31	$7.29	$18.45
Risk-free interest rate	3.25%-3.91%	3.55%	1.23%
Dividend yield	0%	0%	0%
Expected volatility	100%	100%	100%
Remaining term (in years)	2.1-3.8	3.8-4.8	4.8